Short-Term Investments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Investments [Abstract]
Gains from sale of investments	¥ 29,784,104	$ 4,160,605	¥ 34,269,668